Segmented Information - Schedule of non-current tangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Plant and equipment	$ 95,356	$ 87,228
ROU asset	8,488	10,973
Non-current tangible assets	103,844	98,201
Canada [Member]
Disclosure of operating segments [line items]
Plant and equipment	74,425	50,386
ROU asset	3,352	4,157
Non-current tangible assets	77,777	54,543
Sweden [Member]
Disclosure of operating segments [line items]
Plant and equipment	19,529	31,544
ROU asset	5,051	6,683
Non-current tangible assets	24,580	38,227
Iceland [Member]
Disclosure of operating segments [line items]
Plant and equipment	1,367	4,357
ROU asset	0	0
Non-current tangible assets	1,367	4,357
Switzerland [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU asset	0	0
Non-current tangible assets	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Plant and equipment	35	941
ROU asset	85	133
Non-current tangible assets	$ 120	$ 1,074